Financial assets at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2018
Financial assets at fair value through profit or loss
Summary of financial assets at fair value through profit or loss

	At 30 June	At 31 Dec
	2018	2017
	£m	£m

Trading assets	39,747	42,236

Other financial assets at fair value through profit or loss:

Treasury and other bills	57	18
Loans and advances to customers	10,087	—
Loans and advances to banks	2,441	—
Debt securities	33,638	34,540
Equity shares	86,391	86,084

	132,614	120,642

Financial assets at fair value through profit or loss	172,361	162,878